Cover Page shares in Millions	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	MX
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
AA Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,578
A Shares [member]
Document Information [Line Items]
Trading Symbol	AMOV
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	520
Title of 12(b) Security	A Shares, without par value
L Shares [member]
Document Information [Line Items]
Trading Symbol	AMX
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	45,764
Title of 12(b) Security	L Shares, without par value
3.125% Senior Notes Due 2022 [Member]
Document Information [Line Items]
Trading Symbol	AMX22
Security Exchange Name	NYSE
Title of 12(b) Security	3.125% Senior Notes Due 2022
3.625% Senior Notes Due 2029 [Member]
Document Information [Line Items]
Trading Symbol	AMX29
Security Exchange Name	NYSE
Title of 12(b) Security	3.625% Senior Notes Due 2029
2.875% Senior Notes Due 2030 [Member]
Document Information [Line Items]
Trading Symbol	AMX30
Security Exchange Name	NYSE
Title of 12(b) Security	2.875% Senior Notes Due 2030
6.375% Notes Due 2035 [Member]
Document Information [Line Items]
Trading Symbol	AMX35
Security Exchange Name	NYSE
Title of 12(b) Security	6.375% Notes Due 2035
6.125% Notes Due 2037 [Member]
Document Information [Line Items]
Trading Symbol	AMX37
Security Exchange Name	NYSE
Title of 12(b) Security	6.125% Notes Due 2037
6.125% Senior Notes Due 2040 [Member]
Document Information [Line Items]
Trading Symbol	AMX40
Security Exchange Name	NYSE
Title of 12(b) Security	6.125% Senior Notes Due 2040
4.375% Senior Notes Due 2042 [Member]
Document Information [Line Items]
Trading Symbol	AMX42
Security Exchange Name	NYSE
Title of 12(b) Security	4.375% Senior Notes Due 2042
4.375% Senior Notes Due 2049 [Member]
Document Information [Line Items]
Trading Symbol	AMX49
Security Exchange Name	NYSE
Title of 12(b) Security	4.375% Senior Notes Due 2049